Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
Subsequent Events
Note 7 - Subsequent Events
Management of the Plan monitors events occurring after the Statements of Net Assets Available for Benefits date and through the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued or disclosures to be made, and has reflected them where appropriate.